Private Placement (Details) - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 23, 2020
Private Placement [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Purchased an aggregate shares (in Shares)	2,170,000	2,170,000
Share price	$ 10.00	$ 10.00
Purchased an aggregate (in Dollars)	$ 21,700,000	$ 21,700,000
Class A Ordinary Shares
Private Placement (Details) [Line Items]
Purchased an aggregate shares (in Shares)		2,170,000
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50